CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY - USD ($)	Class A share capital	Class B share capital	Warrants	Contributed surplus	Foreign exchange translation reserve	Accumulated deficit	Total
Beginning balance at Dec. 31, 2019	$ 151,588	$ 73,586,337	$ 4,321,989	$ 17,371,434	$ (84,776)	$ (59,069,095)	$ 36,277,477
Beginning balance (shares) at Dec. 31, 2019	72	7,905,727	467,451
Shares issued		$ 22,242,975	$ 1,110,904	(1,302,076)			22,051,803
Shares issued (shares)		8,925,942	6,335,758
Share based payments		$ 6,663,479		2,763,482			9,426,961
Share-based payments (shares)		2,307,569
Share options exercised		$ 563,747		(504,185)			59,562
Share options exercised (shares)		22,382
Warrants expired			$ (463,935)	463,935
Warrants expired (shares)			(54,100)
Comprehensive loss for the period					292,573	(31,799,793)	(31,507,220)
Ending balance at Dec. 31, 2020	$ 151,588	$ 103,056,538	$ 4,968,958	18,792,590	207,797	(90,868,888)	36,308,583
Ending balance (shares) at Dec. 31, 2020	72	19,161,620	6,749,109
Shares issued		$ 38,341,407	$ 0				38,341,407
Shares issued (shares)		15,480,462	0
Share based payments		$ 3,751,412	$ 98,513	3,594,006			7,443,931
Share-based payments (shares)		1,462,558	100,000
Share cancelation (shares)		(156,278)
Lucid acquisition		$ 7,023,732	$ 70,563	196,436			7,290,731
Lucid acquisition (shares)		4,502,392	112,162
Warrants expired			$ (617)	617
Warrants expired (shares)			(4,476)
Comprehensive loss for the period					31,815	(35,285,429)	(35,253,614)
Ending balance at Dec. 31, 2021	$ 151,588	$ 152,173,089	$ 5,137,417	22,583,649	239,612	(126,154,317)	54,131,038
Ending balance (shares) at Dec. 31, 2021	72	40,450,754	6,956,795
Share repurchase		$ (7,523,117)				5,596,880	(1,926,237)
Share repurchase ( Shares)		(1,999,800)
Share based payments		$ 169,500		1,361,758			1,531,258
Share-based payments (shares)		158,144
Share cancelation (shares)		(504,888)
Share cancelation		$ (1,752,090)		1,752,090
Warrants expired			$ (2,995,017)	2,995,017
Warrants expired (shares)			(474,702)
PSUs converted to shares		$ 191,590		(191,590)
PSUs converted to shares (shares)		400,000
Comprehensive loss for the period					412,989	(23,606,828)	(23,193,839)
Ending balance at Dec. 31, 2022	$ 151,588	$ 143,258,972	$ 2,142,400	$ 28,500,924	$ 652,601	$ (144,164,265)	$ 30,542,220
Ending balance (shares) at Dec. 31, 2022	72	38,504,210	6,482,093